UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22185

IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2014

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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It’s easy to enroll:

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2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2014, U.S. economic data improved and inflation remained below the 2% target set by the Federal Reserve (the “Fed”) allowing the Fed to gradually reduce, and ultimately end, the latest round of monetary stimulus (named Quantitative Easing 3 or “QE3”). U.S. interest rates continued to buck market expectations with the yield on the 10 year Treasury Bond dropping to 2.3% as the Fed indicated it expected to keep short term rates low for some time. Low and falling interest rates boosted income generating assets including long term U.S. Treasury Bonds and Real Estate. With a continued accommodative monetary policy, robust corporate earnings and no signs of inflation on the horizon, equity markets moved higher. U.S. equities posted strong results for the six month period. This handily beat emerging market stocks that were up by a lower amount. Developed international stocks also fell due to weak growth in Europe and Japan as well as weakening currencies relative to the U.S. Dollar.

Commodity prices were particularly weak over this time period as both gold and oil dropped precipitously. After hitting a cyclical peak of $115/barrel of oil in mid-June, oil prices slid by more than 25% to end October near $85/barrel. This was due to increased supplies coming from both the U.S. and the Middle East coupled with reduced demand globally and a strengthening U.S. dollar. Falling oil prices also meant lower gasoline prices at the pump and lower home heating oil, providing much needed relief to consumers. Gold prices were off by nearly 10% as continued low inflation globally stoked fears of deflation.

Investors have recognized that having a well-diversified portfolio is critical to better long-term investment returns. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because of our focus on bringing a different approach to the alternative investment segment of the marketplace. One leading example of this philosophy is the IQ ALPHA Hedge Strategy Fund, which was launched by IndexIQ in June 2008 and achieved its six-year anniversary as of June 30, 2014. The Fund’s performance has demonstrated why a multi-asset class, hedged approach can be attractive during volatile market conditions.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
4

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period 05/01/14 to 10/31/14” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios for the Period 05/01/14 to 10/31/14	Expenses Paid During the Six Month Period 05/01/14 to 10/31/14†
Institutional Class
Actual	$1,000.00	$1,020.90	1.17%	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	1.17%	$5.96
Investor Class
Actual	$1,000.00	$1,019.10	1.53%	$7.79
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	1.53%	$7.78

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).
5

Portfolio Summary
October 31, 2014 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $230.8

Investment Companies	% of Net Assets
Aggregate Bond Funds	21.0%
Short-Term Treasury Bond Funds	18.0
Convertible Bond Fund	16.5
U.S. Large Cap Equity Funds	12.4
U.S. Small Cap Equity Funds	10.4
Senior Loan Fund	7.7
Equity Funds	7.4
Money Market Funds	4.6
Emerging Equity Funds	2.1
International Bond Funds	1.7
Real Estate Funds	1.4
Commodity Fund	0.2
Currency Harvest Fund	0.0 *
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

* Less than 0.05%

6

Schedule of Investments
October 31, 2014 (unaudited)

	Shares	Value
Investment Companies — 98.8%

Aggregate Bond Funds — 21.0%
iShares Core U.S. Aggregate
Bond ETF(a)	199,839	$21,998,277
SPDR Barclays Aggregate Bond ETF(a)	14,517	843,147
Vanguard Total Bond Market ETF(a)	310,332	25,558,944
Total Aggregate Bond Funds		48,400,368

Commodity Fund — 0.2%
PowerShares DB Gold Fund*(a)	12,578	487,901

Convertible Bond Fund — 16.5%
SPDR Barclays Convertible
Securities ETF(a)	763,538	38,024,192

Currency Harvest Fund — 0.0%(c)
PowerShares DB G10 Currency
Harvest Fund*(a)	2,841	73,127

Emerging Equity Funds — 2.1%
iShares MSCI Emerging Markets ETF	50,975	2,148,596
Vanguard FTSE Emerging
Markets ETF(a)	61,065	2,603,812
Total Emerging Equity Funds		4,752,408

Equity Funds — 7.4%
iShares Europe ETF(a)(b)	38,295	1,688,426
iShares MSCI EAFE ETF(a)	33,797	2,161,318
iShares MSCI EMU ETF(a)	121,703	4,551,692
Vanguard FTSE Developed
Markets ETF(a)	23,496	930,677
Vanguard FTSE Europe ETF(a)	141,211	7,649,400
Total Equity Funds		16,981,513

International Bond Funds — 1.7%
iShares J.P. Morgan USD Emerging
Markets Bond ETF(a)(b)	22,786	2,613,099
PowerShares Emerging Markets
Sovereign Debt Portfolio(a)(b)	47,369	1,376,543
Total International Bond Funds		3,989,642

Real Estate Funds — 1.4%
iShares U.S. Real Estate ETF(a)	5,937	445,156
SPDR Dow Jones International Real
Estate ETF(a)	7,820	340,248
SPDR Dow Jones REIT ETF(a)(b)	2,883	254,454
Vanguard REIT ETF(a)	28,150	2,223,568
Total Real Estate Funds		3,263,426

Senior Loan Funds — 7.7%
PowerShares Senior Loan Portfolio(a)(b)	667,378	16,270,676
SPDR Blackstone/GSO Senior
Loan ETF(a)	30,769	1,517,219
		17,787,895

Short-Term Treasury Bond Funds — 18.0%
iShares 1-3 Year Treasury Bond ETF(a)	153,301	12,984,595
iShares Short Treasury Bond ETF(a)(b)	33,231	3,664,383
SPDR Barclays 1-3 Month T-Bill ETF*(a)	32,447	1,484,450
Vanguard Short-Term Bond ETF(a)	292,043	23,453,973
Total Short-Term Treasury Bond Funds		41,587,401

	Shares	Value
Investment Companies (continued)

U.S. Large Cap Equity Funds — 12.4%
iShares Russell 1000 Growth ETF(a)	88,638	$8,328,426
iShares Russell 1000 Value ETF(a)	27,629	2,823,684
iShares S&P 500 Growth ETF(a)(b)	32,294	3,545,558
iShares S&P 500 Value ETF	10,583	970,249
SPDR S&P 500 ETF Trust(a)	28,852	5,818,294
Vanguard Growth ETF(a)	50,801	5,215,231
Vanguard Value ETF(a)	22,386	1,850,427
Total U.S. Large Cap Equity Funds		28,551,869

U.S. Small Cap Equity Funds — 10.4%
iShares Russell 2000 Growth ETF(b)	84,450	11,622,854
iShares S&P Small-Cap 600
Growth ETF(a)(b)	43,652	5,251,336
Vanguard Small-Cap Growth ETF(a)(b)	57,903	7,239,612
Total U.S. Small Cap Equity Funds		24,113,802
Total Investment Companies — 98.8%
(Cost $219,258,339)		228,013,544

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Treasury & Agency Cash
Management 521 Institutional, 0.01%(d)
(Cost $2,430,485)	2,430,485	2,430,485

Investment of Cash Collateral For
Securities Loaned — 3.6%

Money Market Fund — 3.6%
BNY Mellon Overnight
Government Fund, 0.01%(e)
(Cost $8,200,131)	8,200,131	8,200,131
Total Investments — 103.4%
(Cost $229,888,955)		$238,644,160
Liabilities in Excess of Other Assets — (3.4)%(f)		(7,867,228)
Net Assets — 100.0%		$230,776,932

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $72,716,766.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,087,466; total market value of collateral held by the Fund was $8,200,131.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at October 31, 2014.
(e)	Rate shown reflects the 1-day yield at October 31, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

7

Schedule of Investments (continued)
October 31, 2014 (unaudited)

Total Return Swap contracts outstanding at October 31, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(1.62)%	5/19/2015	$(4,328,695)	$—
CurrencyShares Japanese Yen Trust	(1.75)%	5/19/2015	(933,480)	—
iPath Dow Jones-UBS Commodity Index Total Return ETN	(2.25)%	5/19/2015	(55,824)	—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.75)%	5/19/2015	(1,231,308)	—
iShares 1-3 Year Treasury Bond ETF	1.09%	5/19/2015	8,258,335	—
iShares Core Total US Bond Market ETF	1.09%	5/19/2015	13,991,168	—
iShares Core US Credit Bond ETF	(4.00)%	5/19/2015	(1,004,155)	—
iShares Europe ETF	0.59%	5/19/2015	1,073,856	—
iShares iBoxx $ High Yield Corporate Bond Fund	(3.50)%	5/19/2015	(3,784,662)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.75)%	5/19/2015	(22,468,142)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.09%	5/19/2015	1,661,943	—
iShares MSCI All Country Asia ex Japan ETF	(3.99)%	5/19/2015	(2,773,009)	—
iShares MSCI EAFE ETF	0.59%	5/19/2015	1,374,605	—
iShares MSCI Emerging Markets ETF	0.59%	5/19/2015	1,366,545	—
iShares MSCI EMU ETF	0.59%	5/19/2015	2,894,910	—
iShares MSCI Pacific ex Japan ETF	(0.82)%	5/19/2015	(3,281,861)	—
iShares Russell 1000 Growth ETF	1.09%	5/19/2015	5,296,995	—
iShares Russell 1000 Value ETF	0.59%	5/19/2015	1,795,961	—
iShares Russell 2000 ETF	(0.74)%	5/19/2015	(7,139,999)	—
iShares Russell 2000 Growth ETF	0.59%	5/19/2015	7,392,245	—
iShares Russell 2000 Value ETF	(1.00)%	5/19/2015	(15,080,054)	—
iShares S&P 500 Growth ETF	0.59%	5/19/2015	2,254,977	—
iShares S&P 500 Value ETF	0.59%	5/19/2015	617,098	—
iShares S&P Small-Cap 600 Growth ETF	0.59%	5/19/2015	3,339,889	—
iShares S&P Small-Cap 600 Value ETF	(1.74)%	5/19/2015	(7,967,411)	—
iShares Short Treasury Bond ETF	0.59%	5/19/2015	2,330,556	—
iShares Silver Trust	(0.37)%	5/19/2015	(690,076)	—
iShares US Real Estate ETF	0.59%	5/19/2015	283,124	—
PowerShares DB Commodity Index Tracking Fund	(0.37)%	5/19/2015	(189,698)	—
PowerShares DB G10 Currency Harvest Fund	0.59%	5/19/2015	46,512	—
PowerShares DB Gold Fund	0.59%	5/19/2015	310,320	—
PowerShares Emerging Markets Sovereign Debit Portfolio	0.09%	5/19/2015	875,491	—
PowerShares Senior Loan Portfolio	1.09%	5/19/2015	10,348,335	—
SPDR Barclays 1-3 Month T-Bill ETF	1.09%	5/19/2015	944,143	—
SPDR Barclays Aggregate Bond ETF	0.59%	5/19/2015	536,253	—
SPDR Barclays Convertible Securities ETF	1.09%	5/19/2015	24,183,776	—
SPDR Barclays High Yield Bond ETF	(2.49)%	5/19/2015	(2,702,021)	—
SPDR Blackstone / GSO Senior Loan ETF	0.59%	5/19/2015	964,997	—
SPDR Dow Jones International Real Estate ETF	0.09%	5/19/2015	216,419	—
SPDR Dow Jones REIT ETF	0.59%	5/19/2015	161,869	—
SPDR S&P 500 ETF Trust	0.59%	5/19/2015	3,700,461	—
Vanguard FTSE Developed Markets ETF	0.59%	5/19/2015	591,932	—
Vanguard FTSE Emerging Markets ETF	0.59%	5/19/2015	1,656,052	—
Vanguard FTSE Europe ETF	0.45%	3/31/2016	4,952,240	—
Vanguard FTSE Pacific ETF	(0.87)%	5/19/2015	(2,769,469)	—
Vanguard Growth ETF	0.59%	5/19/2015	3,316,945	—
Vanguard REIT ETF	0.59%	5/19/2015	1,414,237	—
Vanguard Short-Term Bond ETF	1.09%	5/19/2015	14,917,020	—
Vanguard Small-Cap Growth ETF	0.59%	5/19/2015	4,604,480	—
Vanguard Small-Cap Value ETF	(3.00)%	5/19/2015	(11,586,837)	—
Vanguard Total Bond Market ETF	0.59%	5/19/2015	16,255,723	—
Vanguard Value ETF	0.59%	5/19/2015	1,176,913	—

Net Unrealized Appreciation (Depreciation)				$—

Cash posted has been segregated as collateral for swaps in the amount of $835,000 at October 31, 2014.

All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $72,716,766.

Morgan Stanley acts as the counterparty to all of the total return swap contracts listed above; except for the Vanguard FTSE Europe ETF, for which Merrill Lynch acts as the international counterparty. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a Reset date of October 31, 2014.

See notes to financial statements.

8

Statement of Assets and Liabilities
October 31, 2014 (unaudited)

Assets
Investments, at value, (including securities loaned of $8,087,466) (cost $229,888,955)	$238,644,160
Receivable for capital shares sold	2,287,792
Due from broker	2,110,943
Cash collateral for swap transactions	835,000
Cash	56,575
Prepaid expenses and other receivables	32,409
Total Assets	243,966,879

Liabilities
Collateral for securities on loan	8,200,131
Due to broker	3,498,768
Payable for capital shares redeemed	1,119,346
Advisory fees payable	182,693
Trustees fees payable	10,909
Distribution fees payable — Investor Class	6,020
Compliance fees payable	1,085
Accrued expenses	170,995
Total Liabilities	13,189,947
Net Assets	$230,776,932

Composition of Net Assets
Common stock, at par	$20,546
Paid-in capital in excess of par	211,792,563
Undistributed net investment income	4,199,396
Accumulated net realized gain from investment securities and swap transactions	6,009,222
Net unrealized appreciation on investment securities and swap transactions	8,755,205
Net Assets	$230,776,932

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$202,390,857	18,009,405	$11.24
Investor	$28,386,075	2,537,052	$11.19

See notes to financial statements.

9

Statement of Operations
For the Six Months Ended October 31, 2014 (unaudited)

Investment Income
Dividend income		$2,321,900
Securities lending income, net of borrower rebates		56,211
Total Investment Income		2,378,111

Expenses
Advisory fees	$1,074,216
Transfer agent fees	56,579
Administrative and accounting fees	56,537
Professional fees	39,193
Distribution fees — Investor Class	37,855
Blue sky fees	25,528
Insurance fees	22,459
Trustee fees and expenses	19,959
Compliance fees	15,514
Shareholder reporting fees	11,283
Custodian fees	8,531
Registration fees	6,132
Miscellaneous fees	808
Total expenses		1,374,594
Net Investment Income		1,003,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities		2,446,765
Swap transactions		(243,696)
Net change in net unrealized appreciation/depreciation on
investment securities		989,433
Net realized and unrealized gain		3,192,502
Net Increase in Net Assets Resulting from Operations		$4,196,019

See notes to financial statements.

10

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,003,517	$2,166,777
Net realized gain on investment securities, swap transactions and
distributions from investments in other investment companies	2,203,069	12,553,724
Change in net unrealized appreciation/depreciation on
investment securities	989,433	(3,429,307)
Net increase in net assets resulting from operations	4,196,019	11,291,194
Distributions to Shareholders from:
Net investment income
Institutional Class	—	(1,431,095)
Investor Class	—	(139,314)
Total net investment income dividend distributions to shareholders	—	(1,570,409)
Net realized gains
Institutional Class	—	(1,068,521)
Investor Class	—	(205,877)
Total net realized gain distributions to shareholders	—	(1,274,398)
Capital Share Transactions
Institutional Class
Proceeds from shares sold	46,520,393	75,439,761
Cost of shares redeemed	(29,424,454)	(111,597,598)
Proceeds from distributions reinvested	—	2,391,831
Redemption fees	—	20,347
Net increase/(decrease) from capital share transactions	17,095,939	(33,745,659)
Investor Class
Proceeds from shares sold	4,697,217	16,770,471
Cost of shares redeemed	(9,258,724)	(10,924,646)
Proceeds from distributions reinvested	—	332,389
Redemption fees	—	2,376
Net Increase (decrease) from capital share transactions	(4,561,507)	6,180,590
Total increase (decrease) in net assets	16,730,451	(19,118,682)
Net Assets
Beginning of period	214,046,481	233,165,163
End of period	$230,776,932	$214,046,481
Undistributed net investment income (loss) included in net assets at
the end of the period:	$4,199,396	$3,195,879
Changes in Shares Outstanding
Institutional Class
Shares outstanding, beginning of period	16,501,389	19,752,436
Shares sold	4,146,578	7,055,303
Shares redeemed	(2,638,562)	(10,526,389)
Shares issued for distributions reinvested	—	220,039
Shares outstanding, end of period	18,009,405	16,501,389
Investor Class
Shares outstanding, beginning of period	2,951,553	2,355,648
Shares sold	420,342	1,579,800
Shares redeemed	(834,843)	(1,014,502)
Shares issued for distributions reinvested	—	30,607
Shares outstanding, end of period	2,537,052	2,951,553

See notes to financial statements.

11

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Net asset value, beginning of period	$11.01	$10.55	$10.26	$10.67	$10.14	$9.34
Income from Investment Operations
Net investment income[1]	0.05	0.12	0.14	0.17	0.21	0.10
Net realized and unrealized gain (loss)	0.18	0.50	0.33	(0.37)	0.51	0.99
Distributions of net realized gains
from investment in other
investment companies	—	0.00 [2]	0.02	0.02	0.00 [2]	—
Net increase (decrease) resulting
from operations	0.23	0.62	0.49	(0.18)	0.72	1.09
Less distributions from:
Net investment income	—	(0.09)	(0.20)	(0.16)	(0.18)	(0.07)
Net realized gains	—	(0.07)	—	(0.07)	(0.01)	(0.22)
Total distributions to shareholders	—	(0.16)	(0.20)	(0.23)	(0.19)	(0.29)
Capital share transactions:
Redemption fees	—	0.00 [2]	0.00 [2]	—	—	—
Net asset value, end of period	$11.24	$11.01	$10.55	$10.26	$10.67	$10.14
Total Return
Total investment return based on net
asset value[3]	2.09%	5.85%	4.78%	(1.62)%	7.19%	11.65%[4]
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$202,391	$181,639	$208,386	$237,466	$174,916	$71,814
Ratio to average net assets of:[7]
Expenses net of reimbursements	1.17%[5]	1.21%	1.18%	1.16%	1.30%	1.64%
Expenses before reimbursements	1.17%[5]	1.21%	1.18%	1.16%	1.30%	1.98%
Net investment Income	0.93%[5]	1.11%	1.40%	1.62%	2.05%	1.01%
Portfolio turnover rate[6]	56%	174%	197%	142%	195%	151%

See footnotes on page 13.

See notes to financial statements.

12

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	INVESTOR CLASS
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Period June 30, 2008[1] to April 30, 2010
Net asset value, beginning of period	$10.98	$10.52	$10.23	$10.64	$10.12	$9.31
Income from Investment Operations
Net investment income[1]	0.03	0.07	0.11	0.12	0.16	0.08
Net realized and unrealized gain (loss)	0.18	0.50	0.33	(0.36)	0.50	0.99
Distributions of net realized gains
from investment in other
investment companies	—	0.00 [2]	0.01	0.02	0.00 [2]	—
Net increase (decrease) resulting
from operations	0.21	0.57	0.45	(0.22)	0.66	1.07
Less distributions from:
Net investment income	—	(0.04)	(0.16)	(0.12)	(0.13)	(0.04)
Net realized gains	—	(0.07)	—	(0.07)	(0.01)	(0.22)
Total distributions to shareholders	—	(0.11)	(0.16)	(0.19)	(0.14)	(0.26)
Capital share transactions:
Redemption fees	—	0.00 [2]	0.00 [2]	—	—	—
Net asset value, end of period	$11.19	$10.98	$10.52	$10.23	$10.64	$10.12
Total Return
Total investment return based on net
asset value[3]	1.91%	5.44%	4.42%	(2.05)%	6.57%	11.44%[4]
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,386	$32,408	$24,779	$34,210	$31,834	$14,835
Ratio to average net assets of:[7]
Expenses net of reimbursements	1.53%[5]	1.60%	1.56%	1.65%	1.90%	1.86%
Expenses before reimbursements	1.53%[5]	1.60%	1.56%	1.65%	1.90%	2.79%
Net investment Income	0.62%[5]	0.63%	1.06%	1.20%	1.55%	0.78%
Portfolio turnover rate[6]	56%	174%	197%	142%	195%	151%

1	Based on average shares outstanding.
2	Represents less than $0.005 per share.
3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported.
4	The total return would have been lower if certain expenses had not been reimbursed by the Advisor.
5	Annualized.
6	Portfolio turnover rate is not annualized and excludes the value of securities received or delivered as a result of in-kind transactions.
7	The ratio to average net assets do not include net investment income or expenses of other investment companies in which the Fund invests.

See notes to financial statements.

13

Notes to Financial Statements
October 31, 2014 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the Securities and Exchange Commission’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Events occurring after the close of trading in non-US exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded.

14

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Under normal conditions, the Fund invests cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. There were no transfers into or out of any levels described above during the period ended October 31, 2014.

15

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3
Investment Companies*	$228,013,544	$ —	$ —
Other Financial Instruments**	—	—	—
Money Market Fund	10,630,616	—	—
Total	$238,644,160	$ —	$ —

*	Please refer to the Schedule of Investments to view securities segregated by fund type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Fund will recognize interest expense and penalties in “Miscellaneous fees” on the Statement of Operations. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Fund for the period April 30, 2011 through April 30, 2014 are open for examination.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

16

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

The securities lending income earned by the Fund is disclosed on the Statement of Operations. The value of loaned securities and related collateral outstanding at October 31, 2014 are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Master Netting Arrangements

In December 2011, with clarification in January 2013, the Financial Accounting Standards Board (“FASB”), issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities. The Fund adopted these disclosure provisions during the current reporting period. These disclosures are required for securities lending transactions and certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which allow for offsetting in the Statements of Assets and Liabilities and require the Fund to disclose both gross and net information with respect to such investments.

In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

The Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by the Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, the Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, the Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral the Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, the Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

17

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

For financial reporting purposes, the Fund does not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2014, the Fund has transactions subject to enforceable master netting agreements and securities lending transactions. A reconciliation of the gross amount on the Statement of Assets and Liabilities to the net amounts, including any collateral exposure, included in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received		Net Amount
IQ Alpha Hedge Strategy Fund
Securities lending	$8,087,466	$(8,087,466)[1,2]	$ —	$8,200,131		$(8,200,131)	$ —
Total Return Swaps[3]	$ 835,000	$(835,000)	$ —	$—	$	—[1]	$ —

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.
2	Includes the value of securities received as collateral which are not shown on the Statement of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities as collateral.
3	Contains swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument, which is zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily between share classes. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. General expenses are allocated between the separate classes based on the weighted net asset value of each class. Class level expenses are allocated to the respective class as incurred.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor assumes responsibility for management of the Fund.

The Fund and the Advisor have entered into an expense limitation agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and distribution and/or service fees, if any under the Rule 12b-1 Plan) exceed 1.65%. Prior to July 1, 2009, the agreement set this level at 1.15%. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees.

At October 31, 2014, there was no recoupment payable included in accrued expenses on the Statement of Assets and Liabilities.

Distribution Agreement (12b-1 Fees)

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Fund has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Distribution Agreement allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

18

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc. serves as the Fund’s transfer agent.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2014, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Investor Class Shares and Institutional Class Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within seven calendar days of purchase subject to certain exceptions. The Fund has granted authority to the Advisor to waive the redemption fee at its sole discretion where the Advisor believes such waiver is in the best interests of the Fund.

5. FEDERAL INCOME TAX

At October 31, 2014, the cost of investments (including securities on loan) on a tax basis was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$231,535,580	$243,665,269	$(236,556,689)	$7,108,580

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and nontaxable distributions for regulated investment companies.

At April 30, 2014, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income/(Loss)	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Appreciation	Total Earnings/(Loss)
$6,490,518	$2,158,139	$6,119,147	$14,767,804

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including swap contracts.

The tax character of distributions paid from ordinary income during the years ended April 30, 2014 and April 30, 2013 were $1,570,409 and $4,528,304, respectively. $1,274,398 was distributed from long term capital gains during the fiscal year ended April 30, 2014 and no long term capital gains were distributed for the fiscal year ended April 30, 2013.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At April 30, 2014, the Fund had no post-October losses.

For the year ended April 30, 2014 the fund utilized $2,678,542 of prior year capital losses carryforward.

19

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

At April 30, 2014, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Paid-in Capital
$2,610,706	$(2,796,531)	$185,825

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of swap contracts, pass through companies and deemed distributions on shareholder redemptions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2014 were $133,558,667 and $126,119,153, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

During the six months ended October 31, 2014, the Fund utilized swaps to affect long and short exposure to several asset classes, including, among others, real estate, domestic equity, international equity, investment grade corporate bonds, high yield corporate bonds, convertible bonds, and U.S. short-term Treasury bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures affected by the swaps were consistent with the exposures of the Fund’s underlying index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2014, the Fund posted $72,716,766 as collateral for swaps.

20

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Pursuant to documentation governing the Fund’s swap transactions between the Fund and Morgan Stanley Capital Services Inc. (“Morgan Stanley”) and Merrill Lynch International (“Merrill”), Morgan Stanley and Merrill Lynch each has the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley and Merrill Lynch may require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2014, the Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2014, the fair values of open total return swap contracts were zero and therefore no derivative instruments were reflected on the Statement of Assets and Liabilities. As a result of October 31, 2014 being a swap reset date, the swap values reset to zero and the net unrealized appreciation or depreciation settled through cash and is reflected in net realized gain on swap transactions on the statement of operations.

Transactions in derivative instruments reflected on the Statement of Operations during the period ended October 31, 2014, were as follows:

Equity Risk
Net Realized Loss
Total Return Swap transactions	$(243,696)
Net realized loss	$(243,696)

For the period ended October 31, 2014, the monthly average notional value of the swap contracts held by the Fund was $56,167,413.

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETFs that comprise the Fund’s underlying Index. The Fund will indirectly pay a proportional share of the fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, exchange-traded vehicles (“ETVs”), and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the hedge fund indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

21

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Industry Concentration Risk

The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Total Return Swaps

The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

22

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Robert E. McDonough Professor (2003-present) and Professor of Finance, McDonough School of Business, Georgetown University (2000-present); Co-Chairman of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present)	12	FBR & Co. (2011- present) FRB Funds (2006 to 2011)

Gene Chao 1970	Trustee	Since August 2008	Managing Director, Global Infrastructure Services, Computer Services Corp. (2013 to present); Vice President, Infrastructure Services, Capgemimi (2012 to 2013); Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to 2013); Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010)	12	None

Interested Trustee[5]
Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive Officer, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present)	12	None

23

Board of Trustees and Officers (unaudited) (continued)

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary,
IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF
Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ
Trust (February 2008 to November 2008); Chief Operating Officer, the
Advisor (2007 to present); and Chief Operating Officer, IndexIQ (2006 to present).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer,
Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust
(2008 to present); and President (2013 to present) and Executive Vice
President (2006 to present), IndexIQ.
	Executive Vice President	Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
24

SEMI-ANNUAL REPORT | OCTOBER 31, 2014

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573
1-888-934-0777

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	December 23, 2014

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	December 23, 2014

* Print the name and title of each signing officer under his or her signature.